Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past three fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices” section.
Pay Versus Performance
	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO’s NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000s)
Year							Total Shareholder Return	Peer Group Total Shareholder Return*
	Todd Hargreaves		John Murray
2022	$106,283	$83,018	$255,291	$174,355	$106,280	$83,202	$31.86	$75.47	$(132,381)
2021	—	—	423,814	298,654	108,680	69,720	37.27	89.02	(544,603)
2020	—	—	319,525	91,328	88,717	18,963	48.55	76.06	(311,382)

*
Peer group total shareholder return is based on the MSCI U.S. REIT/Hotel & Resort REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Todd Hargreaves	$5,033	$87,480	$(16,200)	$20,250	$(13,546)	$77,984	$83,018
	John Murray	12,891	174,960	(49,500)	80,400	(44,396)	161,464	174,355
2021	John Murray	1,634	210,960	(69,390)	162,500	(7,050)	297,020	298,654
2020	John Murray	12,475	275,760	(178,476)	104,610	(123,041)	78,853	91,328
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Brian Donley*	$5,030	$87,480	$(16,200)	$20,250	$(13,358)	$78,172	$83,202
	2022 Average	5,030	87,480	(16,200)	20,250	(13,358)	78,172	83,202
2021	Todd Hargreaves	484	70,320	(20,979)	21,640	(1,896)	69,085	69,569
	Brian Donley	475	70,320	(20,736)	21,640	(1,829)	69,395	69,870
	2021 Average	480	70,320	(20,858)	21,640	(1,862)	69,240	69,720
2020	Todd Hargreaves	2,382	91,920	(36,979)	16,870	(19,063)	52,747	55,129
	Brian Donley	2,150	91,920	(33,769)	16,870	(16,524)	58,497	60,647
	Ethan Bornstein	8,570	91,920	(80,892)	16,870	(95,355)	(67,457)	(58,887)
	2020 Average	4,367	91,920	(50,547)	16,870	(43,647)	14,596	18,963

*
For 2022, Brian Donley was our only Non-PEO NEO.

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Todd Hargreaves	$5,033	$87,480	$(16,200)	$20,250	$(13,546)	$77,984	$83,018
	John Murray	12,891	174,960	(49,500)	80,400	(44,396)	161,464	174,355
2021	John Murray	1,634	210,960	(69,390)	162,500	(7,050)	297,020	298,654
2020	John Murray	12,475	275,760	(178,476)	104,610	(123,041)	78,853	91,328

Non-PEO NEO Average Total Compensation Amount			$ 106,280	$ 108,680	$ 88,717
Non-PEO NEO Average Compensation Actually Paid Amount			$ 83,202	69,720	18,963
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Brian Donley*	$5,030	$87,480	$(16,200)	$20,250	$(13,358)	$78,172	$83,202
	2022 Average	5,030	87,480	(16,200)	20,250	(13,358)	78,172	83,202
2021	Todd Hargreaves	484	70,320	(20,979)	21,640	(1,896)	69,085	69,569
	Brian Donley	475	70,320	(20,736)	21,640	(1,829)	69,395	69,870
	2021 Average	480	70,320	(20,858)	21,640	(1,862)	69,240	69,720
2020	Todd Hargreaves	2,382	91,920	(36,979)	16,870	(19,063)	52,747	55,129
	Brian Donley	2,150	91,920	(33,769)	16,870	(16,524)	58,497	60,647
	Ethan Bornstein	8,570	91,920	(80,892)	16,870	(95,355)	(67,457)	(58,887)
	2020 Average	4,367	91,920	(50,547)	16,870	(43,647)	14,596	18,963

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount			$ 31.86	37.27	48.55
Peer Group Total Shareholder Return Amount			75.47	89.02	76.06
Net Income (Loss)			(132,381,000)	(544,603,000)	(311,382,000)
PEO Name	John Murray	Todd Hargreaves
Todd Hargreaves [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			106,283
PEO Actually Paid Compensation Amount			83,018
John Murray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			255,291	423,814	319,525
PEO Actually Paid Compensation Amount			174,355	298,654	91,328
PEO [Member] | Todd Hargreaves [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,018
PEO [Member] | Todd Hargreaves [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,033
PEO [Member] | Todd Hargreaves [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			87,480
PEO [Member] | Todd Hargreaves [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,200)
PEO [Member] | Todd Hargreaves [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,250
PEO [Member] | Todd Hargreaves [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,546)
PEO [Member] | Todd Hargreaves [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			77,984
PEO [Member] | John Murray [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			174,355	298,654	91,328
PEO [Member] | John Murray [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,891	1,634	12,475
PEO [Member] | John Murray [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			174,960	210,960	275,760
PEO [Member] | John Murray [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(49,500)	(69,390)	(178,476)
PEO [Member] | John Murray [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			80,400	162,500	104,610
PEO [Member] | John Murray [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(44,396)	(7,050)	(123,041)
PEO [Member] | John Murray [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			161,464	297,020	78,853
Non-PEO NEO [Member] | Todd Hargreaves [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				69,569	55,129
Non-PEO NEO [Member] | Todd Hargreaves [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				484	2,382
Non-PEO NEO [Member] | Todd Hargreaves [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				70,320	91,920
Non-PEO NEO [Member] | Todd Hargreaves [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(20,979)	(36,979)
Non-PEO NEO [Member] | Todd Hargreaves [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				21,640	16,870
Non-PEO NEO [Member] | Todd Hargreaves [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,896)	(19,063)
Non-PEO NEO [Member] | Todd Hargreaves [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				69,085	52,747
Non-PEO NEO [Member] | Brian Donley [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,202	69,870	60,647
Non-PEO NEO [Member] | Brian Donley [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,030	475	2,150
Non-PEO NEO [Member] | Brian Donley [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			87,480	70,320	91,920
Non-PEO NEO [Member] | Brian Donley [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,200)	(20,736)	(33,769)
Non-PEO NEO [Member] | Brian Donley [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,250	21,640	16,870
Non-PEO NEO [Member] | Brian Donley [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,358)	(1,829)	(16,524)
Non-PEO NEO [Member] | Brian Donley [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			78,172	69,395	58,497
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,202
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,030
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			87,480
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,200)
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,250
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,358)
Non-PEO NEO [Member] | Two Thousand and Twenty Two Average [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 78,172
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				69,720
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				480
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				70,320
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(20,858)
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				21,640
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,862)
Non-PEO NEO [Member] | Two Thousand and Twenty One Average [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 69,240
Non-PEO NEO [Member] | Ethan Bornstein [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(58,887)
Non-PEO NEO [Member] | Ethan Bornstein [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					8,570
Non-PEO NEO [Member] | Ethan Bornstein [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					91,920
Non-PEO NEO [Member] | Ethan Bornstein [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(80,892)
Non-PEO NEO [Member] | Ethan Bornstein [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					16,870
Non-PEO NEO [Member] | Ethan Bornstein [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(95,355)
Non-PEO NEO [Member] | Ethan Bornstein [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(67,457)
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					18,963
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,367
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					91,920
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(50,547)
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					16,870
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(43,647)
Non-PEO NEO [Member] | Two Thousand and Twenty Average [Member] | Total Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 14,596